Income Taxes (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (17,848)	$ (98)	$ (11,783)
Foreign	9,634	(29,378)	(74,576)
Loss before income taxes	$ (8,214)	$ (29,476)	$ (86,359)